United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-3387

(Investment Company Act File Number)

Federated U.S. Government Securities Fund: 2-5 Years ______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 01/31/2012

Date of Reporting Period: Six months ended 07/31/11

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
July 31, 2011

Share Class	Ticker
R*	FIGKX
IS	FIGTX
SS**	FIGIX

*formerly, Class K Shares
**Effective September 30, 2011, the Fund's Institutional Service Shares will be redesignated as Service Shares.

Federated U.S. Government Securities Fund: 2-5 Years

Financial Highlights
Shareholder Expense Example
Portfolio of Investments Summary Tables
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Notes to Financial Statements
Evaluation and Approval of Advisory Contract
Voting Proxies on Fund Portfolio Securities
Quarterly Portfolio Schedule

Financial Highlights – Class R Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 7/31/2011	Year Ended January 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.75	$11.86	$11.96	$11.60	$10.82	$10.94
Income From Investment Operations:
Net investment income	0.07	0.15	0.22	0.34	0.40	0.39
Net realized and unrealized gain (loss) on investments and futures contracts	0.18	0.14	0.00[1]	0.36	0.78	(0.12)
TOTAL FROM INVESTMENT OPERATIONS	0.25	0.29	0.22	0.70	1.18	0.27
Less Distributions:
Distributions from net investment income	(0.08)	(0.15)	(0.22)	(0.34)	(0.40)	(0.39)
Distributions from net realized gain on investments and futures contracts	(0.05)	(0.25)	(0.10)	—	—	—
TOTAL DISTRIBUTIONS	(0.13)	(0.40)	(0.32)	(0.34)	(0.40)	(0.39)
Net Asset Value, End of Period	$11.87	$11.75	$11.86	$11.96	$11.60	$10.82
Total Return[2]	2.12%	2.47%	1.79%	6.16%	11.21%	2.55%
Ratios to Average Net Assets:
Net expenses	1.27%[3]	1.27%	1.25%	1.24%	1.30%	1.30%
Net investment income	1.27%[3]	1.24%	1.81%	2.85%	3.66%	3.63%
Expense waiver/reimbursement[4]	0.03%[3]	0.03%	0.03%	0.05%	0.01%	0.00%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$22,520	$23,400	$23,928	$33,489	$11,804	$7,616
Portfolio turnover	92%	159%	235%	57%	104%	128%
1	Represents less than $0.01.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 7/31/2011	Year Ended January 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.75	$11.86	$11.96	$11.60	$10.82	$10.94
Income From Investment Operations:
Net investment income	0.11	0.23	0.29	0.43	0.48	0.47
Net realized and unrealized gain (loss) on investments and futures contracts	0.18	0.14	0.00[1]	0.35	0.78	(0.12)
TOTAL FROM INVESTMENT OPERATIONS	0.29	0.37	0.29	0.78	1.26	0.35
Less Distributions:
Distributions from net investment income	(0.12)	(0.23)	(0.29)	(0.42)	(0.48)	(0.47)
Distributions from net realized gain on investments and futures contracts	(0.05)	(0.25)	(0.10)	—	—	—
TOTAL DISTRIBUTIONS	(0.17)	(0.48)	(0.39)	(0.42)	(0.48)	(0.47)
Net Asset Value, End of Period	$11.87	$11.75	$11.86	$11.96	$11.60	$10.82
Total Return[2]	2.47%	3.18%	2.47%	6.92%	12.00%	3.28%
Ratios to Average Net Assets:
Net expenses	0.58%[3]	0.58%	0.58%	0.53%	0.58%	0.58%
Net investment income	1.96%[3]	1.93%	2.45%	3.64%	4.39%	4.35%
Expense waiver/reimbursement[4]	0.08%[3]	0.07%	0.05%	0.10%	0.07%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$596,510	$635,883	$679,536	$788,800	$638,728	$530,530
Portfolio turnover	92%	159%	235%	57%	104%	128%
1	Represents less than $0.01.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 7/31/2011	Year Ended January 31,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$11.75	$11.86	$11.96	$11.60	$10.82	$10.94
Income From Investment Operations:
Net investment income	0.10	0.20	0.27	0.39	0.46	0.45
Net realized and unrealized gain (loss) on investments and futures contracts	0.17	0.14	0.00[1]	0.36	0.78	(0.12)
TOTAL FROM INVESTMENT OPERATIONS	0.27	0.34	0.27	0.75	1.24	0.33
Less Distributions:
Distributions from net investment income	(0.10)	(0.20)	(0.27)	(0.39)	(0.46)	(0.45)
Distributions from net realized gain on investments and futures contracts	(0.05)	(0.25)	(0.10)	—	—	—
TOTAL DISTRIBUTIONS	(0.15)	(0.45)	(0.37)	(0.39)	(0.46)	(0.45)
Net Asset Value, End of Period	$11.87	$11.75	$11.86	$11.96	$11.60	$10.82
Total Return[2]	2.35%	2.94%	2.25%	6.64%	11.73%	3.05%[3]
Ratios to Average Net Assets:
Net expenses	0.81%[4]	0.81%	0.81%	0.78%	0.83%	0.81%
Net investment income	1.73%[4]	1.71%	2.20%	3.38%	4.15%	4.12%
Expense waiver/reimbursement[5]	0.04%[4]	0.04%	0.08%	0.13%	0.26%	0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$110,006	$119,034	$133,165	$114,239	$78,965	$81,887
Portfolio turnover	92%	159%	235%	57%	104%	128%
1	Represents less than $0.01.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	During the period, the Fund was reimbursed by an affiliated shareholder services provider, which had an impact of 0.01% on total return.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2011 to July 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2011	Ending Account Value 7/31/2011	Expenses Paid During Period[1]
Actual:
Class R Shares	$1,000	$1,021.20	$6.36
Institutional Shares	$1,000	$1,024.70	$2.91
Institutional Service Shares	$1,000	$1,023.50	$4.06
Hypothetical (assuming a 5% return before expenses):
Class R Shares	$1,000	$1,018.50	$6.36
Institutional Shares	$1,000	$1,021.92	$2.91
Institutional Service Shares	$1,000	$1,020.78	$4.06
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class R Shares	1.27%
Institutional Shares	0.58%
Institutional Service Shares	0.81%
Semi-Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)

At July 31, 2011, the Fund's portfolio composition1 was as follows:

Portfolio Composition	Percentage of Total Net Assets
U.S. Treasury Securities	67.5%
U.S. Government Agency Securities	26.8%
FDIC-Guaranteed Debt	4.9%
Derivative Contracts[2]	(0.5)%
Repurchase Agreement — Collateral[3]	15.9%
Cash Equivalents[4]	0.4%
Other Assets and Liabilities — Net[5]	(15.0)%
TOTAL	100.0%

At July 31, 2011, the Fund's effective maturity6 schedule was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
Less than 2 Years[7]	11.1%
2-5 Years	72.6%
Greater than 5 Years	15.5%
Derivative Contracts[2]	(0.5)%
Repurchase Agreement — Collateral[3]	15.9%
Cash Equivalents[4]	0.4%
Other Assets and Liabilities — Net[5]	(15.0)%
TOTAL	100.0%

1	See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities and derivative contracts in which the Fund invests.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative Contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Repurchase Agreement purchased with cash collateral received in securities lending transactions, as well as cash held to cover payments on derivative contracts, when-issued and delayed delivery transactions.
4	Cash Equivalents include any instruments in money market mutual funds and/or overnight repurchase agreements (other than those representing Repurchase Agreement — Collateral).
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
6	For callable investments, “effective maturity” is the unexpired period until the earliest date the investment is subject to prepayment or repurchase by the issuer (and market conditions indicate that the issuer will prepay or repurchase the investment). For all other investments “effective maturity” is the unexpired period until final maturity.
7	Does not include repurchase agreements purchased with collateral received in securities lending transactions or cash held to cover payments on derivative contracts and when-issued and delayed delivery transactions.

Semi-Annual Shareholder Report

Portfolio of Investments

July 31, 2011 (unaudited)

Principal Amount			Value
		U.S. Treasury – 67.5%
		U.S. Treasury Bond – 6.8%
$35,000,000	[1]	8.875%, 8/15/2017	49,537,659
		U.S. Treasury Notes – 60.7%
4,800,000		0.500%, 5/31/2013	4,813,406
25,000,000		0.750%, 6/15/2014	25,166,015
25,000,000		1.000%, 7/15/2013	25,309,570
26,130,093		U.S. Treasury Inflation-Protected Note, 1.125%, 1/15/2021	28,169,466
7,000,000		1.250%, 3/15/2014	7,147,930
30,000,000		1.250%, 9/30/2015	30,312,090
31,000,000		1.875%, 6/30/2015	32,189,712
29,500,000		2.000%, 1/31/2016	30,626,275
33,800,000	[1]	2.125%, 12/31/2015	35,307,040
50,000,000		2.125%, 2/29/2016	52,140,440
10,000,000		2.375%, 8/31/2014	10,546,377
39,900,000		2.625%, 12/31/2014	42,512,752
45,000,000	[2]	2.750%, 10/31/2013	47,390,625
24,200,000		3.250%, 7/31/2016	26,458,523
40,000,000		4.250%, 11/15/2014	44,700,364
		TOTAL	442,790,585
		TOTAL U.S. TREASURY (IDENTIFIED COST $464,913,068)	492,328,244
		FDIC-Guaranteed Debt – 4.9%
35,000,000		GMAC LLC, 2.200%, 12/19/2012 (IDENTIFIED COST $34,892,989)	35,876,101
		GOVERNMENT AGENCIES – 26.8%
15,000,000		Federal Farm Credit System, 3.875%, 10/7/2013	16,076,549
10,000,000		Federal Home Loan Bank System Floating Rate Note, 0.205%, 2/21/2012	9,999,150
30,200,000	[1]	Federal Home Loan Bank System, 0.500%, 8/28/2013	30,215,254
20,000,000	[1]	Federal Home Loan Bank System, 1.375%, 5/28/2014	20,377,784
30,125,000		Federal Home Loan Bank System, 4.875%, 12/13/2013	33,167,703
20,000,000		Federal Home Loan Mortgage Corp., 1.000%, 7/30/2014	20,113,976
35,000,000		Federal Home Loan Mortgage Corp., 2.000%, 8/25/2016	35,492,366
Semi-Annual Shareholder Report

Principal Amount			Value
$5,000,000		Federal National Mortgage Association Floating Rate Note, 0.096%, 8/11/2011	4,999,993
25,000,000	[1]	Federal National Mortgage Association, 0.875%, 8/28/2014	25,030,267
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $190,534,615)	195,473,042
		Repurchase Agreements – 16.3%
2,820,000		Interest in $2,000,000,000 joint repurchase agreement 0.21%, dated 7/29/2011 under which Societe Generale, New York will repurchase securities provided as collateral for $2,000,035,000 on 8/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/15/2051 and the market value of those underlying securities was $2,054,130,975.	2,820,000
115,608,000		Interest in $2,000,000,000 joint repurchase agreement 0.21%, dated 7/29/2011 under which Societe Generale, New York will repurchase securities provided as collateral for $2,000,035,000 on 8/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/15/2051 and the market value of those underlying securities was $2,054,130,975 (purchased with proceeds from securities lending collateral).	115,608,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	118,428,000
		TOTAL INVESTMENTS — 115.5% (IDENTIFIED COST $808,768,672)[3]	842,105,387
		OTHER ASSETS AND LIABILITIES - NET — (15.5)%[4]	(113,070,087)
		TOTAL NET ASSETS — 100%	$729,035,300

At July 31, 2011, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[5] United States Treasury Note 2-Year Long Futures	645	$141,849,610	September 2011	$290,018
[5] United States Treasury Bond 30-Year Long Futures	790	$101,218,750	September 2011	$2,964,661
[5] United States Treasury Note 5-Year Short Futures	2,670	$324,258,986	September 2011	$(6,988,167)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(3,733,488)

Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”

Semi-Annual Shareholder Report

1	Certain principal amounts or shares are temporarily on loan to unaffiliated broker/dealers.
2	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as repurchase agreements or money market mutual funds.
5	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$ —	$492,328,244	$ —	$492,328,244
FDIC-Guaranteed Debt	—	35,876,101	—	35,876,101
Government Agencies	—	195,473,042	—	195,473,042
Repurchase Agreements	—	118,428,000	—	118,428,000
TOTAL SECURITIES	$ —	$842,105,387	$ —	$842,105,387
OTHER FINANCIAL INSTRUMENTS*	$(3,733,488)	$ —	$ —	$(3,733,488)
*	Other financial instruments include futures contracts.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

July 31, 2011 (unaudited)

Assets:
Short-term investments in securities, at value	$118,428,000
Long-term investments in securities, at value	723,677,387
Total investments in securities, at value including $112,876,916 of securities loaned (identified cost $808,768,672)		$842,105,387
Cash		826
Income receivable		4,370,401
Receivable for shares sold		2,461,415
TOTAL ASSETS		848,938,029
Liabilities:
Payable for shares redeemed	3,606,475
Payable for daily variation margin	242,813
Payable for collateral due to broker for securities lending	115,608,000
Income distribution payable	211,067
Payable for Directors'/Trustees' fees	1,176
Payable for distribution services fee (Note 5)	9,127
Payable for shareholder services fee (Note 5)	56,664
Accrued expenses	167,407
TOTAL LIABILITIES		119,902,729
Net assets for 61,418,940 shares outstanding		$729,035,300
Net Assets Consist of:
Paid-in capital		$694,644,534
Net unrealized appreciation of investments and futures contracts		29,603,227
Accumulated net realized gain on investments and futures contracts		4,766,632
Undistributed net investment income		20,907
TOTAL NET ASSETS		$729,035,300
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class R Shares:
$22,519,832 ÷ 1,897,194 shares outstanding, no par value, unlimited shares authorized		$11.87
Institutional Shares:
$596,509,657 ÷ 50,254,119 shares outstanding, no par value, unlimited shares authorized		$11.87
Institutional Service Shares:
$110,005,811 ÷ 9,267,627 shares outstanding, no par value, unlimited shares authorized		$11.87

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended July 31, 2011 (unaudited)

Investment Income:
Interest (including income on securities loaned of $67,039)		$9,412,996
Dividends received from an affiliated holding (Note 5)		80
TOTAL INCOME		9,413,076
Expenses:
Investment adviser fee (Note 5)	$1,479,226
Administrative fee (Note 5)	288,819
Custodian fees	17,591
Transfer and dividend disbursing agent fees and expenses (Note 2)	276,253
Directors'/Trustees' fees	4,336
Auditing fees	11,665
Legal fees	3,391
Portfolio accounting fees	65,602
Distribution services fee (Note 5)	56,466
Shareholder services fee (Note 5)	349,283
Account administration fee (Note 2)	25,217
Share registration costs	30,666
Printing and postage	23,318
Insurance premiums	2,849
Miscellaneous	9,534
TOTAL EXPENSES	2,644,216
Semi-Annual Shareholder Report

Statement of Operations — continued
Reimbursements and Waivers:
Reimbursement of investment adviser fee (Note 5)	$(708)
Waiver of administrative fee (Note 5)	(7,396)
Waiver of distribution services fee (Note 5)	(2,786)
Reimbursement of shareholder services fee (Note 5)	(237,910)
Reimbursement of account administration fee (Note 2)	(12,774)
Reimbursement of transfer and dividend disbursing agent fees and expenses (Note 2 and Note 5)	(11,727)
TOTAL REIMBURSEMENTS AND WAIVERS		$(273,301)
Net expenses			$2,370,915
Net investment income			7,042,161
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			7,094,797
Net realized loss on futures contracts			(801,480)
Net change in unrealized appreciation of investments			7,469,009
Net change in unrealized depreciation of futures contracts			(3,188,384)
Net realized and unrealized gain on investments and futures contracts			10,573,942
Change in net assets resulting from operations			$17,616,103

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 7/31/2011	Year Ended 1/31/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,042,161	$15,632,459
Net realized gain on investments and futures transactions	6,293,317	12,592,686
Net change in unrealized appreciation/depreciation of investments and futures contracts	4,280,625	(3,243,276)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	17,616,103	24,981,869
Distributions to Shareholders:
Distributions from net investment income
Class R Shares	(146,092)	(292,103)
Institutional Shares	(5,989,754)	(13,043,755)
Institutional Service Shares	(992,844)	(2,230,801)
Distributions from net realized gain on investments and futures transactions
Class R Shares	(99,711)	(498,081)
Institutional Shares	(2,650,159)	(14,365,782)
Institutional Service Shares	(504,331)	(2,665,613)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,382,891)	(33,096,135)
Share Transactions:
Proceeds from sale of shares	103,426,343	323,077,785
Net asset value of shares issued to shareholders in payment of distributions declared	8,282,730	26,737,925
Cost of shares redeemed	(168,223,618)	(400,014,642)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(56,514,545)	(50,198,932)
Change in net assets	(49,281,333)	(58,313,198)
Net Assets:
Beginning of period	778,316,633	836,629,831
End of period (including undistributed net investment income of $20,907 and $107,436, respectively)	$729,035,300	$778,316,633

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

July 31, 2011 (unaudited)

1. ORGANIZATION

Federated U.S. Government Securities Fund: 2-5 Years (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers three classes of shares: Class R Shares, Institutional Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The Fund's investment objective is to provide current income.

Effective December 31, 2010, the Fund's Class K Shares were redesignated as Class R Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Shares of other mutual funds are valued based upon their reported NAVs.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

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Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

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The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class R Shares, Institutional Shares and Institutional Service Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. For the six months ended July 31, 2011, transfer and dividend disbursing agent fees and account administration fees for the Fund were as follows:

	Transfer and Dividend Disbursing Agent Fees Incurred	Transfer and Dividend Disbursing Agent Fees Reimbursed	Account Administration Fees Incurred	Account Administration Fees Reimbursed
Class R Shares	$31,385	$ —	$ —	$ —
Institutional Shares	195,467	(11,727)	20,233	(12,774)
Institutional Service Shares	49,401	—	4,984	—
TOTAL	$276,253	$(11,727)	$25,217	$(12,774)

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended July 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund Semi-Annual Shareholder Report recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2011, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Securities Lending

The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of July 31, 2011, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$112,876,916	$115,608,000
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Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
Liabilities
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin	$3,733,488*
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended July 31, 2011

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(801,480)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(3,188,384)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 7/31/2011		Year Ended 1/31/2011
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	365,251	$4,288,323	1,084,106	$12,947,552
Shares issued to shareholders in payment of distributions declared	19,123	225,389	61,342	724,986
Shares redeemed	(478,857)	(5,618,380)	(1,170,910)	(13,929,442)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(94,483)	$(1,104,668)	(25,462)	$(256,904)
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	Six Months Ended 7/31/2011		Year Ended 1/31/2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	6,713,555	$78,958,409	21,118,920	$252,441,838
Shares issued to shareholders in payment of distributions declared	576,690	6,794,775	1,843,348	21,826,766
Shares redeemed	(11,159,548)	(131,033,385)	(26,120,612)	(310,941,105)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(3,869,303)	$(45,280,201)	(3,158,344)	$(36,672,501)
	Six Months Ended 7/31/2011		Year Ended 1/31/2011
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,717,917	$20,179,611	4,829,491	$57,688,395
Shares issued to shareholders in payment of distributions declared	107,142	1,262,566	353,625	4,186,173
Shares redeemed	(2,689,211)	(31,571,853)	(6,277,209)	(75,144,095)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(864,152)	$(10,129,676)	(1,094,093)	$(13,269,527)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(4,827,938)	$(56,514,545)	(4,277,899)	$(50,198,932)

4. FEDERAL TAX INFORMATION

At July 31, 2011, the cost of investments for federal tax purposes was $808,768,672. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $33,336,715. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $33,337,778 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,063.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended July 31, 2011, an affiliate of the Adviser reimbursed $11,727 of transfer and dividend disbursing agent fees and expenses.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended July 31, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $7,396 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class R Shares and Institutional Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class R Shares	0.50%
Institutional Service Shares	0.05%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended July 31, 2011, distribution services fees for the Fund were as follows:

	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class R Shares	$56,466	$(2,786)

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended July 31, 2011, FSC did not retain any fees paid by the Fund. For the six months ended July 31, 2011, the Fund's Institutional Service Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

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Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended July 31, 2011, Service Fees for the Fund were as follows:

	Service Fees Incurred	Service Fees Reimbursed
Institutional Shares	$215,681	$(215,681)
Institutional Service Shares	133,602	(22,229)
TOTAL	$349,283	$(237,910)

For the six months ended July 31, 2011, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class R Shares, Institutional Shares and Institutional Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.27%, 0.58% and 0.81% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) April 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

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Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended July 31, 2011, the Adviser reimbursed $708. Transactions involving the affiliated holdings during the six months ended July 31, 2011, were as follows:

Federated Government Obligations Fund, Institutional Shares
Balance of Shares Held 1/31/2011	26,931,107
Purchases/Additions	42,334,165
Sales/Reductions	69,265,272
Balance of Shares Held 7/31/2011	$0
Value	$0
Dividend Income	$80

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2011, there were no outstanding loans. During the six months ended July 31, 2011, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2011, there were no outstanding loans. During the six months ended July 31, 2011, the program was not utilized.

8. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. At this time, management is evaluating the implications of adopting ASU No. 2011-03 and its impact on the Fund's financial statements and the accompanying notes.

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In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. At this time, management is evaluating the implications of adopting ASU No. 2011-04 and its impact on the Fund's financial statements and the accompanying notes.

9. Subsequent events

On June 1, 2011, a supplement to the Fund's Prospectus and Statement of Additional Information was filed to indicate that the word “Institutional” will be removed from the Fund's Institutional Service Shares effective September 30, 2011.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2011

federated u.s. government SECURITIES fund: 2-5 years (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers. Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis Semi-Annual Shareholder Report and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated U.S. Government Securities Fund: 2-5 Years
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428P301
Cusip 31428P103
Cusip 31428P202

8082202 (9/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated U.S Government Securities Fund: 2-5 Years

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date September 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date September 21, 2011

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date September 21, 2011